Capital and Reserves - Summary of Movements of Called Up Share Capital (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance	£ 614,000
Changes during the year - share option schemes	2,000	£ 3,000	£ 4,000
Allotted and fully paid ending balance	614,000	614,000
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance	614,120	614,090	614,060
Changes during the year - share option schemes	20	30	30
Allotted and fully paid ending balance	£ 614,140	£ 614,120	£ 614,090
Allotted and fully paid beginning balance | shares	2,456,520,738	2,456,415,884	2,456,278,414
Changes during the year share option schemes | shares	70,859	104,854	137,470
Allotted and fully paid ending balance | shares	2,456,591,597	2,456,520,738	2,456,415,884